Segments (Details) - Schedule of total assets	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	¥ 1,505,028,697	$ 236,057,011	¥ 1,172,421,685
AR advertising services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	1,306,152,502	204,864,171	532,715,074
AR entertainment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	12,487,702	1,958,639	165,442,969
Semiconductor business [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	¥ 186,388,493	$ 29,234,201	¥ 474,263,642